UNAUDITED CONDENSED STATEMENT OF CASH FLOWS (Q2)	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (372,679)
Unrealized gain on investments held in Trust Account	(19,811)
Changes in operating assets and liabilities:
Prepaid expenses	(530,925)
Accounts payable	6,500
Accrued expenses	104,774
Due to related party	0
Net cash used in operating activities	(812,141)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(149,500,000)
Net cash used in investing activities	(149,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	127,075
Repayment of note payable to related party	(161,216)
Proceeds received from initial public offering, gross	149,500,000
Proceeds received from private placement	4,990,000
Offering costs paid	(3,386,471)
Net cash provided by financing activities	151,069,388
Net change in cash	757,247
Cash - beginning of the period	0
Cash - end of the period	757,247
Supplemental disclosure of noncash investing and financing activities:
Issuance of Class B ordinary shares to Sponsor in exchange for payment of outstanding accounts payable balance	25,000
Offering Costs Included in Prepaid Expenses	2,000
Offering costs included in accrued expenses	70,000
Offering costs paid by related party under promissory note	22,925
Deferred underwriting commissions	5,232,500
Value of Class A ordinary shares subject to possible redemption	140,716,410
Change in value of Class A ordinary shares subject to possible redemption	$ (322,530)